Exhibit 99.1

Volkswagen Auto Lease Trust 2012-A
MONTHLY SERVICER CERTIFICATE
For the collection period ended 06-01-13	PAGE 1

A.	DATES				Begin	End	# days
1	Determination Date					6/18/2013
2	Payment Date					6/20/2013
3	Collection Period				4/28/2013	6/1/2013	35
4	Monthly Interest Period- Actual				5/20/2013	6/19/2013	31
5	Monthly Interest- Scheduled						30

B.	SUMMARY
				Principal Payment
		Initial Balance	Beginning Balance	1st Priority	Regular	Ending Balance	Note Factor
6	Class A-1 Notes	214,000,000.00	—	—	—	—	—
7	Class A-2 Notes	481,000,000.00	260,690,797.75	—	46,820,094.61	213,870,703.14	0.4446376
8	Class A-3 Notes	461,000,000.00	461,000,000.00	—	—	461,000,000.00	1.0000000
9	Class A-4 Notes	94,000,000.00	94,000,000.00	—	—	94,000,000.00	1.0000000

10	Equals: Total Securities	$1,250,000,000.00	$815,690,797.75	$—	$46,820,094.61	$768,870,703.14

11	Overcollateralization	224,926,390.73	247,050,170.45			247,050,170.45

12	Total Securitization Value	$1,474,926,390.73	$1,062,740,968.20			$1,015,920,873.59

13	NPV Lease Payments Receivable	613,692,648.78	336,389,248.30			310,293,823.72
14	NPV Base Residual	861,233,741.95	726,351,719.90			705,627,049.87

					Per $1000	Principal& Interest	Per $1000
			Coupon Rate	Interest Pmt Due	Face Amount	Payment Due	Face Amount
15	Class A-1 Notes		0.33206%	—	—	—	—
16	Class A-2 Notes		0.66000%	143,379.94	0.2980872	46,963,474.55	97.6371612
17	Class A-3 Notes		0.87000%	334,225.00	0.7250000	334,225.00	0.7250000
18	Class A-4 Notes		1.06000%	83,033.33	0.8833333	83,033.33	0.8833333

	Equals: Total Securities			560,638.27		47,380,732.88

C.	COLLECTIONS AND AVAILABLE FUNDS
19	Lease Payments Received		23,600,562.59
20	Pull Ahead Waived Payments		—
21	Sales Proceeds - Early Terminations		20,457,986.29
22	Sales Proceeds via Customer - Scheduled Terminations		1,475,277.13
23	Sales Proceeds via Auction - Scheduled Terminations		1,433,439.04
24	Sales Proceeds via Dealer - Scheduled Terminations		8,193,247.37
25	Security Deposits for Terminated Accounts		10,275.00
26	Excess Wear and Tear Received		99,365.02
27	Excess Mileage Charges Received		119,780.10
28	Other Recoveries Received		63,303.11

29	Subtotal: Total Collections		55,453,235.65

30	Repurchase Payments		—
31	Postmaturity Term Extension		—
32	Investment Earnings on Collection Account		3,616.85

33	Total Available Funds, prior to Servicer Advances		55,456,852.50

34	Servicer Advance		—

35	Total Available Funds		55,456,852.50

36	Reserve Account Draw		—

37	Available for Distribution		55,456,852.50

D.	DISTRIBUTIONS
38	Payment Date Advance Reimbursement (Item 80)		—
39	Servicing Fee (Servicing and Administrative Fees paid pro rata):
40	Servicing Fee Shortfall from Prior Periods		—
41	Servicing Fee Due in Current Period		885,617.47
42	Servicing Fee Shortfall		—
43	Administration Fee (Servicing and Administrative Fees paid pro rata):
44	Administration Fee Shortfall from Prior Periods		—
45	Administration Fee Due in Current Period		5,000.00
46	Administration Fee Shortfall		—
47	Interest Paid to Noteholders		560,638.27
48	First Priority Principal Distribution Amount		—
49	Amount Paid to Reserve Account to Reach Specified Balance		—
50	Subtotal: Remaining Available Funds	54,005,596.75
51	Regular Principal Distribution Amount	46,820,094.61
52	Regular Principal Paid to Noteholders (lesser of Item 48 and Item 49)		46,820,094.61
53	Other Amounts paid to Trustees		—

54	Remaining Available Funds		7,185,502.14

Volkswagen Auto Lease Trust 2012-A
MONTHLY SERVICER CERTIFICATE
For the collection period ended 06-01-13	PAGE 2

E.	CALCULATIONS
55	Calculation of First Priority Principal Distribution Amount:
56	Outstanding Principal Amount of the Notes (Beg. Of Collection Period)		815,690,797.75
57	Less: Aggregate Securitization Value (End of Collection Period)		(1,015,920,873.59)

58	First Priority Principal Distribution Amount (not less than zero)		—

59	Calculation of Regular Principal Distribution Amount:
60	Outstanding Principal Amount of the Notes (Beg. Of Collection Period)		815,690,797.75
61	Less: First Priority Principal Distribution Amount		—
62	Less: Targeted Note Balance		(768,870,703.14)

63	Regular Principal Distribution Amount		46,820,094.61

64	Calculation of Targeted Note Balance:
65	Aggregate Securitization Value (End of Collection Period)		1,015,920,873.59
66	Less: Targeted Overcollateralization Amount (16.75% of Initial Securitization Value)		(247,050,170.45)

67	Targeted Note Balance		768,870,703.14

68	Calculation of Servicer Advance:
69	Available Funds, prior to Servicer Advances (Item 31)		55,456,852.50
70	Less: Payment Date Advance Reimbursement (Item 80)		—
71	Less: Servicing Fees Paid (Items 38, 39 and 40)		885,617.47
72	Less: Administration Fees Paid (Items 42, 43 and 44)		5,000.00
73	Less: Interest Paid to Noteholders (Item 45)		560,638.27
74	Less: 1st Priority Principal Distribution (Item 56)		—

75	Equals: Remaining Available Funds before Servicer Advance (If < 0, Available Funds Shortfall)		54,005,596.75
76	Monthly Lease Payments Due on Included Units but not received (N/A if Item 73 > 0)		N/A

77	Servicer Advance (If Item 73 < 0, lesser of Item 74 and absolute value of Item 73, else 0)		—

78	Total Available Funds after Servicer Advance (Item 73 plus Item 74)		54,005,596.75

79	Reserve Account Draw Amount (If Item 76 is < 0, Lesser of the Reserve Account Balance and Item 76)		—

80	Reconciliation of Servicer Advance:
81	Beginning Balance of Servicer Advance		—
82	Payment Date Advance Reimbursement		—
83	Additional Payment Advances for current period		—

84	Ending Balance of Payment Advance		—

F.	RESERVE ACCOUNT
85	Reserve Account Balances:
86	Targeted Reserve Account Balance		7,374,631.95
87	Initial Reserve Account Balance		7,374,631.95

88	Beginning Reserve Account Balance		7,374,631.95
89	Plus: Net Investment Income for the Collection Period		448.19

90	Subtotal: Reserve Fund Available for Distribution		7,375,080.14
91	Plus: Deposit of Excess Available Funds to reach Specified Balance (Item 47)		—
92	Less: Reserve Account Draw Amount (Item 77)		—

93	Subtotal Reserve Account Balance		7,375,080.14
94	Less: Excess Reserve Account Funds to Transferor (If Item 91 > Item 84)		448.19

95	Equals: Ending Reserve Account Balance		7,374,631.95

96	Change in Reserve Account Balance from Immediately Preceding Payment Date		—

		Units	Amounts
97	Current Period Net Residual Losses:
98	Aggregate Securitization Value for Scheduled Terminated Units - Customer	98	1,427,922.20
99	Aggregate Securitization Value for Scheduled Terminated Units - Auctions	115	1,552,927.89
100	Aggregate Securitization Value for Scheduled Terminated Units - Dealer	512	7,759,841.97
101	Less: Aggregate Sales Proceeds for Current Month Scheduled Terminated Units - Customer		(1,475,277.13)
102	Less: Aggregate Sales Proceeds for Current Month Scheduled Terminated Units - Auctions		(1,434,089.04)
103	Less: Aggregate Sales Proceeds for Current Month Scheduled Terminated Units - Dealer		(8,200,022.37)
104	Less: Aggregate Sales Proceeds & Recoveries for Prior Month Scheduled Terminated Units		(23,703.00)
105	Less: Excess Wear and Tear Received		(99,365.02)
106	Less: Excess Mileage Received		(119,780.10)

107	Current Period Net Residual Losses/(Gains)	725	(611,544.60)

108	Cumulative Net Residual Losses:
109	Beginning Cumulative Net Residual Losses	4,053	(3,620,188.96)
110	Current Period Net Residual Losses (Item 101)	725	(611,544.60)

111	Ending Cumulative Net Residual Losses	4,778	(4,231,733.56)

112	Cumulative Net Residual Losses/(Gains) as a % of Aggregate Initial Securitization Value		-0.29%

Volkswagen Auto Lease Trust 2012-A
MONTHLY SERVICER CERTIFICATE
For the collection period ended 06-01-13	PAGE 3

G.	POOL STATISTICS
				Initial	Current
113	Collateral Pool Balance Data
114	Aggregate Securitization Value			1,474,926,391	1,015,920,874
115	Aggregate Base Residual Value			1,006,540,717	780,970,915
116	Number of Current Contracts			64,099	49,278
117	Weighted Average Lease Rate			2.96%	2.92%
118	Average Remaining Term			27.5	17.9
119	Average Original Term			38.3	38.4
120	Proportion of Base Prepayment Assumption Realized				152.35%
121	Actual Monthly Prepayment Speed				1.28%
122	Turn-in Ratio on Scheduled Terminations				86.48%

		Sales Proceeds	Units	Book Amount	Securitization Value
123	Pool Balance - Beginning of Period		50,984	1,168,905,273	1,062,740,968
124	Depreciation/Payments			(17,341,559)	(16,810,757)
125	Gross Credit Losses		(22)	(495,978)	(502,363)
126	Early Terminations - Regular		(959)	(20,099,198)	(18,766,283)
127	Early Terminations - Lease Pull Aheads		—	—	—
128	Scheduled Terminations - Purchased by Customer	1,475,277	(98)	(1,475,572)	(1,427,922)
129	Scheduled Terminations - Sold at Auction	1,434,089	(115)	(1,621,045)	(1,552,928)
130	Scheduled Terminations - Purchased by Dealer	8,200,022	(512)	(7,974,822)	(7,759,842)

131	Pool Balance - End of Period		49,278	1,119,897,097	1,015,920,874

			Units	Securitization Value	Percentage
132	Delinquencies Aging Profile - End of Period
133	Current		49,021	1,010,570,554	99.47%
134	31 - 90 Days Delinquent		223	4,558,458	0.45%
135	91+ Days Delinquent		34	791,861	0.08%

136	Total		49,278	1,015,920,874	100.00%

				Units	Amounts
137	Credit Losses:
138	Aggregate Securitization Value on charged-off units			22	502,363
139	Aggregate Liquidation Proceeds on charged-off units				(350,245)
140	Aggregate Securitization Value on charged-off units previously categorized as Early Terminations			—	—
141	Aggregate Liquidation Proceeds on charged-off units previously categorized as Early Terminations				—
142	Recoveries on charged-off units				(30,871)

143	Current Period Aggregate Net Credit Losses/(Gains)			22	121,247

144	Cumulative Net Credit Losses:
145	Beginning Cumulative Net Credit Losses			138	988,594
146	Current Period Net Credit Losses (Item 136)			22	121,247

147	Ending Cumulative Net Credit Losses			160	1,109,841

148	Cumulative Net Credit Losses/(Gains) as a % of Aggregate Initial Securitization Value				0.08%

					Units
149	Aging of Scheduled Maturies Not Sold
150	0 - 60 Days since Contract Maturity				191
151	61 - 120 Days since Contract Maturity				17
152	121+ Days since Contract Maturity				2

VW CREDIT, INC., as Servicer

Volkswagen Auto Lease Trust 2012-A
MONTHLY SERVICER CERTIFICATE
For the collection period ended 06-01-13	PAGE 4

SCHEDULED REDUCTION IN AGGREGATE SECURITIZATION VALUE

Scheduled
Payment Date	Reduction (1)
7/20/2013	16,703,834
8/20/2013	19,871,193
9/20/2013	20,172,641
10/20/2013	23,336,875
11/20/2013	27,854,034
12/20/2013	29,851,063
1/20/2014	33,341,629
2/20/2014	35,458,383
3/20/2014	28,975,783
4/20/2014	28,776,023
5/20/2014	25,064,483
6/20/2014	22,254,290
7/20/2014	21,858,111
8/20/2014	39,197,003
9/20/2014	51,130,872
10/20/2014	62,606,040
11/20/2014	60,384,950
12/20/2014	48,910,300
1/20/2015	53,219,784
2/20/2015	59,188,633
3/20/2015	50,017,914
4/20/2015	47,763,126
5/20/2015	56,055,178
6/20/2015	47,410,408
7/20/2015	10,455,502
8/20/2015	12,694,699
9/20/2015	10,684,016
10/20/2015	11,196,615
11/20/2015	15,915,458
12/20/2015	13,450,604
1/20/2016	5,274,505
2/20/2016	5,512,921
3/20/2016	4,586,817
4/20/2016	5,483,178
5/20/2016	6,405,186
6/20/2016	4,765,257
7/20/2016	93,566
8/20/2016	—
9/20/2016	—
10/20/2016	—
11/20/2016	—
12/20/2016	—
1/20/2017	—
2/20/2017	—
3/20/2017	—
4/20/2017	—
5/20/2017	—
6/20/2017	—
7/20/2017	—
8/20/2017	—
9/20/2017	—
10/20/2017	—
11/20/2017	—
12/20/2017	—
1/20/2018	—
2/20/2018	—
3/20/2018	—
4/20/2018	—

Total:	1,015,920,873.59

(1)	This column represents the monthly reduction in the Aggregate Securitization Value, assuming

(a)	each collection period is a calendar month rather than a fiscal month,

(b)	timely receipt of all monthly rental payments and sales proceeds,

(c)	no credit or residual losses and

(d)	no prepayments (including defaults, purchase option excercises or other early lease terminations).

Actual cash flows are likely to vary from these amounts.

Summary of Material Modifications, Extensions or Waivers

None in the current month

Summary of Material Breaches of Representations or Warranties Related to Eligibility Criteria

None in the current month

Summary of Material Breaches by the Issuer of Transaction Covenants

None in the current month

Summary of Material Changes in Practices With respect to Charge-Offs, Collections and Management of Delinquent Receivables and the Effect of any Grace Period, Re-Aging, Re-Structuring, Partial Payments or Other Practices on Delinquency and Loss Experience

None in the current month